CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement of Cash Flows [Abstract]
Net loss	$ (448,011)	$ (554,798)	$ (4,507,737)	$ (2,843,473)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant and option expense		22,367	31,206	525,703
Stock-based compensation		102,207	1,884,102	237,550
Amortization of debt discounts	1,262	80,254	407,182	269,576
Amortization of deferred financing cost				17,111
Depreciation	19,995	16,470	66,596	60,453
Loss on debt extinguishment	122,110	84,270	80,396	220,703
(Gain) loss on derivative instruments		(3,693)	767,940
Gain on disposition of fixed asset			(352)
Net change in operating assets and liabilities:
Prepaid expenses and other current assets	(31,375)	(30,016)	9,200	37,432
Inventory		(71,567)		(52,279)
Accounts payable	(31,777)	135,369	(14,305)	172,788
Accrued compensation - related parties		110,000	380,000	228,975
Accrued liabilities	46,257	(46,804)	106,801	405,127
Interest payable			23,467	38,323
Net Cash Used in Operating Activities	(321,539)	(155,941)	(765,504)	(682,011)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(787)	(2,385)	(80,954)
Proceeds from asset disposition			6,937
Advance to vendor for pilot plant equipment purchases	(100,000)
Restricted cash	(2)	(1)	(5)	(59,499)
Net Cash Used in Investing Activities	(100,002)	(788)	4,547	(140,453)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	324,723		871,679	50,000
Proceeds from notes payable		92,000		583,000
Proceeds from convertible notes payable, net of original issue discounts			321,800
Proceeds from note payable - related party				30,000
Payments on notes payable	(150,000)		(215,000)
Increase in finance contracts	25,224	32,773	61,157	39,960
Payments on finance contracts	(10,965)	(5,214)	(53,453)	(27,616)
Net Cash Provided by Financing Activities	188,982	119,559	986,183	675,344
NET DECREASE IN CASH AND CASH EQUIVALENTS	(232,559)	(37,170)	225,226	(147,120)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	296,619	71,393	71,393	218,513
CASH AND CASH EQUIVALENTS, END OF PERIOD	64,060	34,223	296,619	71,393
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	6,667	10,315	57,145	33,435
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued with debt modification			4,858
Common stock issued with note payable				119,559
Common stock issued for third party payables	82,000	217,431	321,178
Common stock issued for related party payables	145,000	102,849	151,161	53,534
Common stock issued on settlement of debt and accrued interest		307,982	307,982
Common stock issued for inventory	3,784	378,430	241,393
Common stock issued for prepayment of services and costs incurred		120,337	41,535
Common stock issued for accrued mining cost	79,085
Common stock issued for fixed assets	8,515
Common stock issued to vendor for pilot plant equipment purchases	235,616
Common stock issued on conversion of notes payable and accrued interest			306,878
Warrants issued for deferred financing costs				17,111
Warrants issued with notes payable				73,053
Debt discount from derivative liabilities		92,000	259,898
Reclassification of warrants from equity to derivative liabilities		205,526
Derivative allocation between liability and equity			1,027,838
Reclassification of accrued interest to note principal balance outstanding			5,940
Convertible debt issued for stock issuance cost			25,000
Fixed assets purchased on accounts payable			$ 60,612